Fixed Assets (Details 1) $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($) MWp	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Disclosure of detailed information about property, plant and equipment [line items]
Depreciated cost as of December 31, 2022	$ 1,705	$ 1,054	$ 641
Solar systems [Member] | Zayit Yarok [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Country	Israel
Status	2012
Installed capacity | MWp	0.5
Effective holding rate	100.00%
Depreciated cost as of December 31, 2022	$ 600
Solar systems [Member] | Sunlight 1 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Country	Israel
Status	2018
Installed capacity | MWp	53
Depreciated cost as of December 31, 2022	$ 46,300
Solar systems [Member] | Sunlight 1 [Member] | Bottom of range [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Effective holding rate	50.00%
Solar systems [Member] | Sunlight 1 [Member] | Top of range [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Effective holding rate	100.00%
Solar systems [Member] | Sunlight 2 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Country	Israel
Status	2019
Installed capacity | MWp	12
Depreciated cost as of December 31, 2022	$ 12,200
Solar systems [Member] | Sunlight 2 [Member] | Bottom of range [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Effective holding rate	74.00%
Solar systems [Member] | Sunlight 2 [Member] | Top of range [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Effective holding rate	100.00%
Solar systems [Member] | Atilla [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Country	Hungary
Status	2019
Installed capacity | MWp	57
Effective holding rate	50.10%
Depreciated cost as of December 31, 2022	$ 35,500
Solar systems [Member] | Halutziot [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Country	Israel
Status	2015
Installed capacity | MWp	55
Effective holding rate	90.00%
Depreciated cost as of December 31, 2022	$ 161,000
Solar systems [Member] | Halutziot 2 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Country	Israel
Installed capacity | MWp	32
Effective holding rate	90.00%
Depreciated cost as of December 31, 2022	$ 26,000
Solar systems [Member] | Storage Tender One [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Country	Israel
Installed capacity | MWp	130
Depreciated cost as of December 31, 2022	$ 66,000
Solar systems [Member] | Storage Tender One [Member] | Bottom of range [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Effective holding rate	50.10%
Solar systems [Member] | Storage Tender One [Member] | Top of range [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Effective holding rate	74.00%
Solar systems [Member] | Rabba Acdc Kft [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Country	Hungary
Installed capacity | MWp	25
Effective holding rate	100.00%
Depreciated cost as of December 31, 2022	$ 15,000
Solar systems [Member] | Apex [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Country	United States
Installed capacity | MWp	105
Effective holding rate	100.00%
Depreciated cost as of December 31, 2022	$ 150,000